Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of land use rights
	December 31, 2018	December 31, 2017
Land use rights	$1,041,736	$232,550
Accumulated depreciation	(27,198)	(21,527)
Land use rights, net	$1,014,538	$211,023